Cover	Apr. 24, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2026
Entity File Number	333-143630
Entity Registrant Name	BRYN INC.
Entity Central Index Key	0001397795
Entity Tax Identification Number	20-4682058
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2332 Galiano Street
Entity Address, Address Line Two	2d Floor
Entity Address, Address Line Three	#5138
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33143
City Area Code	305
Local Phone Number	988-9807
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	50 West Liberty Street
Entity Address, Address Line Two	Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV